Capital and Reserves	12 Months Ended
Dec. 31, 2019
Capital and Reserves
Capital and Reserves

19.          Capital and Reserves

Shareholders’ Equity

The Corporation is authorized to issue an unlimited number of common shares without par value.

The following share transactions took place during the year ended December 31, 2019:

1.On June 7, 2019, the Corporation completed a bought deal public offering and issued 6,500,000 common shares at a price of US$1.00 per share for aggregate gross proceeds of US$6,500,000. This issuance is under the base shelf prospectus filed on September 21, 2018 as detailed below.  The Corporation incurred share issuance costs of  US$790,000.

2.On April 23, 2019 the Corporation completed a private placement, on a bought deal basis, of 1,842,200 flow -through common shares at a price of $1.90 per share for gross proceeds of $3,500,000. The flow -through common shares are comprised of: (i) 1,579,000 flow -through shares with respect to Canadian exploration expenses priced at $1.90 per share; and (ii) 263,200 flow - through shares with respect to Canadian development priced at $1.90 per share.

3.470,319 common shares were issued from treasury on the vesting of restricted share units (“RSUs”).

4.852,500 options were exercised for proceeds of $767,000.

5.1,315,266 warrants were exercised for proceeds of $2,687,000.

6.171,480 shares were issued for the Credit Facility.

On September 21, 2018 the Corporation filed a short form base shelf prospectus with the securities commissions, which would allow the Corporation to make offerings of common shares, warrants, subscription receipts and/or units up to an aggregate total of $50,000,000 during the 25-month period following September 21, 2018.

 Equity Incentive Plans

At the Corporations annual general meeting held June 6, 2019, the shareholders approved three new equity incentive plans consisting of a stock option plan (the “Option Plan”), a restricted share unit plan (the “RSU Plan”) and a deferred share unit plan (the “DSU Plan”) (collectively the “Equity Incentive Plans”), under which the aggregate number of common shares:

i.On the Option Plan the maximum aggregate number of common shares issuable on the exercise of stock options cannot exceed 10% of the number of common shares issued and outstanding;

ii.On the RSU Plan the maximum aggregate number of common shares to be issued cannot exceed 3% of the number of common shares issued and outstanding; and

iii.On the DSU Plan the maximum aggregate number of common shares to be issued cannot exceed 2,100,000.

As at December 31, 2019, a total of 10,465,233 stock options, 663,670 RSUs and 280,000 DSUs were outstanding under the Equity Incentive Plans and a total of 1,449,833 stock options, 2,910,850 RSUs and 1,820,000 DSUs remain available for future granting.

Incentive Stock Options

Generally stock options under the New Option Plan have a maximum term of five years, vest one-third upon grant and one third on each of the first and second anniversary dates of the grant date. The exercise price may not be less than the immediately preceding five day volume weighted average price of the Corporation’s common shares traded through the facilities of the exchange on which the Corporation’s common shares are listed.

The changes in incentive share options outstanding are summarized as follows:

	Weighted	Number of
	average	shares issued
	exercise	or issuable on
	price	exercise	Amount

Balance - December 31, 2018	$1.66	7,738,833	$5,469

Stock options granted[1]	$1.93	4,053,900	—
Share-based compensation expense	—	—	3,507
Options exercised	$0.90	(852,500)	(383)
Options forfeited or expired	$1.94	(475,000)	(442)

Balance - December 31, 2019	$1.81	10,465,233	$8,151

Balance - December 31, 2017	$2.06	6,546,666	$6,258

Stock options granted	$2.07	2,524,000	—
Share-based compensation expense	—	-	2,480
Options exercised	$0.77	(281,666)	(106)
Options forfeited or expired	$5.39	(1,050,167)	(3,163)

Balance - December 31, 2018	$1.66	7,738,833	$5,469

1.      For 2019 the Corporation changed its date for its annual stock option grant from occurring in January of the following year to December of the current year, resulting in the 2019 calendar year having two annual grants.

During the year ended December 31, 2019, the fair value of options at the date of grant was estimated using the Black-Scholes option pricing model, assuming an average risk-free rate of 1.65% to 1.86% (2018 – 2.01% to 2.16%) per annum, an expected life of options of 4 years (2018– 4 years), an expected volatility of 62% to 72% based on historical volatility (2018 – 73%), an expected forfeiture rate of 0% to 2% (2018 – 2%) and no expected dividends (2018 – nil).

Incentive share options outstanding and exercisable at December 31, 2019 are summarized as follows:

	Options Outstanding			Options Exercisable
	Number of			Number of
	Shares	Average	Average	Shares	Average
	Issuable on	Remaining	Exercise	Issuable on	Exercise
Exercise Price	Exercise	Life (Years)	Price	Exercise	Price

$0.60	574,333	0.12	$0.60	574,333	$0.60
$0.84	1,180,000	1.12	$0.84	1,180,000	$0.84
$1.27	1,699,000	4.01	$1.27	849,500	$1.27
$1.27	325,000	2.01	$1.27	-	$1.27
$1.73	500,000	1.44	$1.73	500,000	$1.73
$1.75	40,000	2.63	$1.75	40,000	$1.75
$1.76	50,000	4.24	$1.76	25,000	$1.76
$1.78	150,000	1.49	$1.78	150,000	$1.78
$1.93	60,000	3.36	$1.93	60,000	$1.93
$2.07	1,781,000	3.08	$2.07	1,781,000	$2.07
$2.07	587,000	3.08	$2.07	—	$2.07
$2.32	1,544,000	2.09	$2.32	1,544,000	$2.32
$2.61	1,974,900	4.96	$2.61	658,300	$2.61

	10,465,233	2.93	$1.81	7,362,133	$1.73

The weighted average share price at the date of exercise for options exercised during the year ended December 31, 2019 was $2.51 (2018 – $1.96).

During the year ended December 31, 2019, the Corporation recorded total share-based compensation expense of  $2,776,000 (2018 – $2,480,000), which related to incentive share options, of which $395,000 (2018 – $368,000) was recorded to mineral properties and $2,381,000 (2018 – $2,112,000) has been charged to income.

Restricted Share Units

Generally RSUs vest one-third upon issuance and one third on each of the first and second anniversary dates of the issuance date.

The changes in RSUs outstanding are summarized as follows:

	Number of
	shares issued
	or issuable
	on vesting	Amount

Balance - December 31, 2018	273,989	$371

RSUs granted	860,000	—
Share-based compensation expense recognized	—	963
RSUs vested	(470,319)	(840)

Balance - December 31, 2019	663,670	$494

Balance - December 31, 2017	398,325	$401

RSUs granted	193,700	—
Share-based compensation expense recognized	—	467
RSUs vested	(318,036)	(497)

Balance - December 31, 2018	273,989	$371

1.      For 2019 the Corporation changed its date for its annual RSU grant from occurring in January of the following year to December of the current year, resulting in the 2019 calendar year having two annual grants.

During the year ended December 31, 2019 the Corporation granted a total of 860,000 RSUs (2018 – 193,700) with a total grant-date fair value determined to be $1,407,000 (2018 - $399,000). Included in general and administrative expenses for the year ended December 31, 2019 is share-based compensation expense of $963,000 (2018 – $467,000) related to RSU awards.

The weighted average share price at the date of vesting for RSUs during the year ended December 31, 2019 was $1.63 (2018 - $1.72).

Deferred Share Units

Only directors of the Corporation are eligible for DSUs and each DSU vests immediately and is redeemed upon a director ceasing to be a director of the Corporation.

The changes in DSUs outstanding are summarized as follows:

	Number of
	shares issued
	or issuable
	on vesting	Amount

Balance - December 31, 2018	—	$—

DSUs granted	280,000	—
Share-based compensation expense recognized	—	731
DSUs vested	(280,000)	(731)

Balance - December 31, 2019	—	$—

During the year ended December 31, 2019 the Corporation granted a total of 280,000 DSUs (2018 – nil) with a total grant-date fair value determined to be $731,000 (2018 - $nil).  Included in general and administrative expenses for the year ended December 31, 2019 is share-based compensation expense of $731,000 (2018 - $nil) related to DSU awards.